Impairment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Impairment
Impairment (losses) reversals, net	$ 37	$ (401)	$ 46	$ (404)
Impairment of equity-accounted investments	1		18	1
Net effect within the statement of income	38	(401)	64	(403)
Losses	(1)	(428)	(6)	(453)
Reversals	$ 39	$ 27	$ 70	$ 50